Note 23 - Interest-bearing Loans and Borrowing (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of total liabilities [text block]
	2021	2020

Secured bank loans	174.3	238.4
Unsecured bank loans	-	1.1
Other unsecured loans	92.9	98.9
Lease liabilities	1,986.3	1,715.1
Non-current liabilities	2,253.5	2,053.5

Secured bank loans (i)	72.8	1,940.8
Unsecured bank loans (i)	84.1	246.7
Debentures and unsecured bond issues	-	108.6
Other unsecured loans	37.2	36.7
Lease liabilities	653.0	406.0
Current liabilities	847.1	2,738.8

Disclosure of detailed information about borrowings [text block]
		2021			2020
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in US Dollars fixed rate	13.12%	17.5	-	14.00%	4.9	-
Reais denominated floating rate (CDI and DI)	11.56%	83.0	-	3.90%	851.3	1.1
Other Latin American currencies fixed rate	11.34%	48.7	177.3	8.11%	436.3	153.7
Debt denominated in CAD Dollars fixed rate	2.49%	91.6	339.2	3.50%	64.9	277.7
Reais denominated floating rate (TJLP and TR)	-	-	-	9.33%	11.6	149.6
Reais debt - ICMS fixed rate	5.06%	37.3	92.9	4.54%	36.7	99.0
Reais debt - fixed rate	7.33%	569.0	1,644.1	5.42%	1,333.1	1,372.4
Total		847.1	2,253.5		2,738.8	2,053.5

Reconciliation of liabilities arising from financing activities [text block]
	Current liabilities	Non - current liabilities
December 31, 2020	2,738.8	2,053.5
Proceeds	160.1	155.2
Payments	(2,454.0)	-
Foreign exchange	26.2	32.0
Transfers between current and non-current	1,361.7	(1,361.7)
New lease agreements	41.8	1,538.4
Interest on leases	145.3	-
Payment of lease liabilities	(808.5)	-
Other movements	(364.3)	(163.9)
December 31, 2021	847.1	2,253.5